Note 35 - Derivatives - Cash Flow Hedge Balances (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash Flow Hedge Balances
Reported in Equity	[1]	€ 44	€ (790)	€ (42)
thereof relates to terminated programs		0	0	0
Gains (losses) posted to equity for the year ended		436	(819)	1
Gains (losses) removed from equity for the year ended		398	71	(54)
thereof relates to terminated programs		0	0	0
Changes of hedged item's value used for hedge effectiveness		434	(899)	66
Ineffectiveness recorded within P&L		€ 101	€ 16	€ 25

[1]	Reported in equity refers to accumulated other comprehensive income as presented in the Consolidated Balance Sheet.